WARRANTS (Details Narrative) - USD ($)	Sep. 23, 2022	Sep. 27, 2021	Apr. 01, 2021
Underwriters [Member] | Public Offering 2022 [Member]
Warrants issued	282,000
Proceeds from warrants issued	$ 2,820
Class C Warrant [Member]
Warrants issued		80,000	80,000
Class D Warrant [Member]
Warrants issued		80,000	80,000